Investment Portfolioas of October 31, 2025 (Unaudited)
DWS Total Return Bond Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 39.3%
Communication Services 4.7%
Alphabet, Inc., 5.25%, 5/15/2055	425,000	421,151
AT&T, Inc.:
3.55%, 9/15/2055	220,000	150,860
4.9%, 11/1/2035	1,000,000	985,744
5.4%, 2/15/2034	1,700,000	1,758,201
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	2,000,000	1,988,470
Charter Communications Operating LLC:
5.85%, 12/1/2035 (a)	571,000	569,457
6.384%, 10/23/2035	300,000	310,755
Comcast Corp., 5.5%, 5/15/2064	250,000	230,742
Meta Platforms, Inc.:
4.875%, 11/15/2035 (b)	398,000	399,760
5.4%, 8/15/2054	291,000	280,217
5.625%, 11/15/2055 (b)	412,000	408,901
NTT Finance Corp.:
144A, 5.171%, 7/16/2032	431,000	442,870
144A, 5.502%, 7/16/2035	280,000	291,872
Paramount Global, 4.2%, 6/1/2029	725,000	710,048
T-Mobile U.S.A., Inc.:
5.3%, 5/15/2035	390,000	398,909
5.875%, 11/15/2055	500,000	507,166
Verizon Communications, Inc.:
2.65%, 11/20/2040	117,000	83,765
2.85%, 9/3/2041	150,000	108,446
3.7%, 3/22/2061	132,000	91,969
Videotron Ltd., 144A, 5.7%, 1/15/2035	555,000	567,694
Warnermedia Holdings, Inc.:
Series WI, 4.054%, 3/15/2029	500,000	485,520
4.279%, 3/15/2032	146,000	133,727
		11,326,244
Consumer Discretionary 2.7%
Carnival Corp.:
144A, 5.125%, 5/1/2029	1,500,000	1,518,544
144A, 6.125%, 2/15/2033	144,000	148,488
Ford Motor Credit Co. LLC, 5.8%, 3/8/2029	500,000	508,820
General Motors Financial Co., Inc., 5.55%, 7/15/2029	975,000	1,010,685
Las Vegas Sands Corp., 5.625%, 6/15/2028	419,000	428,441
Lowe's Companies, Inc., 4.25%, 3/15/2031	908,000	902,188
Marriott International, Inc., 5.5%, 4/15/2037	610,000	626,322
McDonald's Corp., 5.0%, 2/13/2036	351,000	353,595
O'Reilly Automotive, Inc., 5.0%, 8/19/2034	525,000	528,775
Viking Cruises Ltd., 144A, 5.875%, 10/15/2033	116,000	117,922
Volkswagen Group of America Finance LLC, 144A, 4.55%, 9/11/2028	500,000	501,693
		6,645,473

Consumer Staples 2.0%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	165,000	155,221
BAT Capital Corp., 4.625%, 3/22/2033	1,000,000	987,930
Bunge Ltd. Finance Corp., 5.25%, 4/21/2032	750,000	772,347
Coty, Inc., 144A, 5.6%, 1/15/2031	150,000	150,505
JBS USA Holding Lux SARL:
144A, 6.375%, 4/15/2066	305,000	312,021
6.75%, 3/15/2034	331,000	365,177
Kraft Heinz Foods Co., 4.375%, 6/1/2046	395,000	329,994
Kroger Co., 5.0%, 9/15/2034	500,000	504,093
Mars, Inc.:
144A, 5.2%, 3/1/2035	572,000	587,096
144A, 5.7%, 5/1/2055	334,000	339,845
Sysco Corp., 5.4%, 3/23/2035	309,000	319,673
		4,823,902
Energy 6.5%
BP Capital Markets PLC, 6.125%, Perpetual	750,000	782,760
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	1,250,000	1,223,321
144A, 5.8%, 12/15/2034	257,000	265,486
Eastern Energy Gas Holdings LLC, 5.8%, 1/15/2035	340,000	358,586
Enbridge, Inc., Series 20-A, 5.75%, 7/15/2080 (a)	900,000	906,098
Energy Transfer LP:
5.7%, 4/1/2035	657,000	677,076
6.5%, 2/15/2056	820,000	812,573
Series B, 6.625%, Perpetual	850,000	848,693
EQT Corp., 5.75%, 2/1/2034	745,000	779,824
Expand Energy Corp., 5.375%, 2/1/2029	585,000	585,244
Hess Midstream Operations LP:
144A, 5.875%, 3/1/2028	298,000	304,136
144A, 6.5%, 6/1/2029	1,000,000	1,036,203
HF Sinclair Corp.:
5.5%, 9/1/2032	468,000	475,901
5.75%, 1/15/2031	453,000	469,211
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	536,000	550,511
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,000,000	1,156,288
Petrobras Global Finance BV:
5.125%, 9/10/2030	675,000	665,888
6.25%, 1/10/2036	506,000	499,100
Phillips 66 Co., Series A, 5.875%, 3/15/2056	714,000	709,740
Plains All American Pipeline LP, 4.7%, 1/15/2031	204,000	204,446
Saudi Arabian Oil Co., 144A, 6.375%, 6/2/2055	410,000	442,019
Sunoco LP:
144A, 5.625%, 3/15/2031	72,000	72,047
144A, 6.25%, 7/1/2033	235,000	239,962
Targa Resources Partners LP, 5.0%, 1/15/2028	800,000	800,770
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	560,000	494,260
Western Midstream Operating LP, 5.45%, 11/15/2034	320,000	319,407
		15,679,550
Financials 10.6%
Bank of America Corp.:
2.972%, 7/21/2052 (a)	154,000	102,719
5.464%, 5/9/2036	833,000	871,473
Series UU, 6.25%, Perpetual	1,000,000	1,017,220
Bank of Montreal, Series 6, 6.875%, 11/26/2085	400,000	412,496

Barclays PLC, 5.335%, 9/10/2035	347,000	352,059
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	165,000	169,542
Blackstone Private Credit Fund, 5.25%, 4/1/2030	500,000	497,907
Block, Inc., 144A, 6.0%, 8/15/2033	895,000	915,134
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	250,000	254,602
Carlyle Group, Inc., 5.05%, 9/19/2035	300,000	297,350
Carlyle Secured Lending, Inc., 5.75%, 2/15/2031	750,000	733,651
Charles Schwab Corp., Series H, 4.0%, Perpetual	1,500,000	1,406,734
Citigroup, Inc.:
4.503%, 9/11/2031	676,000	676,821
5.174%, 9/11/2036	535,000	541,658
6.02%, 1/24/2036	640,000	669,562
Series FF, 6.95%, Perpetual	525,000	540,076
Credit Agricole SA, 144A, 4.818%, 9/25/2033	530,000	526,881
Fair Isaac Corp., 144A, 6.0%, 5/15/2033	500,000	508,948
First Citizens BancShares, Inc., 5.6%, 9/5/2035	750,000	747,279
Fiserv, Inc., 5.25%, 8/11/2035	500,000	498,460
Goldman Sachs BDC, Inc., 5.65%, 9/9/2030	525,000	528,465
HSBC Holdings PLC, 6.95%, Perpetual	750,000	780,145
Jane Street Group, 144A, 6.125%, 11/1/2032	460,000	468,085
JPMorgan Chase & Co.:
5.572%, 4/22/2036	727,000	766,347
Series OO, 6.5%, Perpetual	941,000	976,652
Series NN, 6.875%, Perpetual	900,000	948,190
Liberty Mutual Group, Inc., 144A, 4.125%, 12/15/2051	830,000	811,288
Lloyds Banking Group PLC, 4.425%, 11/4/2031 (b)	232,000	231,600
M&T Bank Corp., 5.385%, 1/16/2036	690,000	698,912
Marsh & McLennan Companies, Inc., 5.45%, 3/15/2053	240,000	237,897
Morgan Stanley:
5.664%, 4/17/2036	438,000	461,206
5.831%, 4/19/2035	770,000	820,997
Prudential Financial, Inc., 5.2%, 3/14/2035	545,000	559,774
Raymond James Financial, Inc., 5.65%, 9/11/2055	165,000	162,653
Royal Bank of Canada, 6.35%, 11/24/2084	750,000	740,822
Societe Generale SA, 144A, 5.512%, 5/22/2031	754,000	775,284
Standard Chartered PLC, 144A, 5.005%, 10/15/2030	777,000	791,404
Starwood Property Trust, Inc., 144A, (REIT), 5.25%, 10/15/2028	346,000	347,254
State Street Corp., Series K, 6.45%, Perpetual	544,000	565,235
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	350,000	359,436
Synchrony Financial, 5.45%, 3/6/2031	620,000	630,680
The Goldman Sachs Group, Inc., 4.939%, 10/21/2036	288,000	286,593
UBS Group AG, 144A, 4.375%, Perpetual	301,000	272,104
Wells Fargo & Co., 5.605%, 4/23/2036	550,000	577,978
		25,539,573
Health Care 1.6%
180 Medical, Inc., 144A, 5.3%, 10/8/2035	350,000	346,172
AbbVie, Inc., 5.2%, 3/15/2035	424,000	438,850
Cardinal Health, Inc., 5.15%, 9/15/2035	300,000	302,951
CVS Health Corp.:
5.45%, 9/15/2035	299,000	305,308
6.2%, 9/15/2055	280,000	287,593
Eli Lilly & Co.:
5.0%, 2/9/2054	320,000	303,734
5.2%, 8/14/2064	120,000	114,806
HCA, Inc., 5.75%, 3/1/2035	475,000	498,350
Stryker Corp., 5.2%, 2/10/2035	646,000	665,771

UnitedHealth Group, Inc., 5.15%, 7/15/2034	368,000	378,216
Zoetis, Inc., 5.0%, 8/17/2035	291,000	293,994
		3,935,745
Industrials 2.9%
Block Financial LLC, 5.375%, 9/15/2032	480,000	487,432
BNSF Funding Trust I, 6.613%, 12/15/2055	1,000,000	1,004,680
Boeing Co., 6.858%, 5/1/2054	330,000	375,608
Carrier Global Corp., 5.9%, 3/15/2034	820,000	882,482
Daimler Truck Finance North America LLC, 144A, 5.0%, 10/12/2032	941,000	945,356
Norfolk Southern Corp., 5.95%, 3/15/2064	500,000	529,073
Otis Worldwide Corp., 5.131%, 9/4/2035	447,000	453,776
Paychex, Inc., 5.35%, 4/15/2032	470,000	487,417
Siemens Funding BV, 144A, 5.2%, 5/28/2035	337,000	349,061
Southwest Airlines Co., 4.375%, 11/15/2028 (b)	1,000,000	997,659
United Parcel Service, Inc., 5.95%, 5/14/2055	545,000	571,065
		7,083,609
Information Technology 2.7%
Apple, Inc.:
2.375%, 2/8/2041	13,000	9,343
2.7%, 8/5/2051	16,000	10,169
AppLovin Corp., 5.95%, 12/1/2054	257,000	257,496
Broadcom, Inc.:
144A, 3.137%, 11/15/2035	148,000	128,273
4.9%, 2/15/2038	833,000	822,899
Dell International LLC, 5.1%, 2/15/2036	683,000	675,923
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	363,000	383,459
HP, Inc., 6.1%, 4/25/2035 (a)	490,000	520,349
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	480,000	437,419
Marvell Technology, Inc., 5.45%, 7/15/2035 (a)	785,000	804,946
Microsoft Corp., 2.921%, 3/17/2052	465,000	313,595
Oracle Corp.:
5.375%, 9/27/2054	710,000	624,153
5.5%, 9/27/2064	220,000	191,824
5.95%, 9/26/2055	297,000	281,584
TD SYNNEX Corp., 4.3%, 1/17/2029	1,000,000	997,173
		6,458,605
Materials 1.3%
BHP Billiton Finance USA Ltd., 5.3%, 2/21/2035	903,000	936,191
Celanese U.S. Holdings LLC, 6.5%, 4/15/2030 (a)	318,000	315,345
Dow Chemical Co.:
5.65%, 3/15/2036 (a)	520,000	520,503
5.95%, 3/15/2055 (a)	285,000	269,757
Olin Corp.:
5.0%, 2/1/2030 (a)	500,000	486,252
144A, 6.625%, 4/1/2033	159,000	157,454
Rio Tinto Finance USA PLC, 5.875%, 3/14/2065	326,000	341,188
		3,026,690
Real Estate 0.2%
CBRE Services, Inc., 5.5%, 6/15/2035	279,000	287,854
Prologis LP, (REIT), 4.75%, 1/15/2031	299,000	305,214
		593,068

Utilities 4.1%
AEP Texas, Inc., 5.85%, 10/15/2055	250,000	249,873
Dominion Energy, Inc., 6.625%, 5/15/2055	700,000	729,815
Enel Finance International NV, 144A, 5.75%, 9/30/2055	490,000	483,772
Entergy Arkansas LLC, 5.75%, 6/1/2054	470,000	485,268
Entergy Louisiana LLC, 5.8%, 3/15/2055	350,000	360,391
Eversource Energy, 5.5%, 1/1/2034	710,000	735,507
Exelon Corp., 6.5%, 3/15/2055	400,000	420,430
NextEra Energy Capital Holdings, Inc.:
5.45%, 3/15/2035	1,025,000	1,061,324
6.375%, 8/15/2055	500,000	520,405
NRG Energy, Inc.:
144A, 4.734%, 10/15/2030	750,000	748,085
144A, 5.407%, 10/15/2035	313,000	312,313
Pacific Gas and Electric Co.:
3.95%, 12/1/2047	350,000	262,976
5.9%, 10/1/2054	163,000	158,687
PacifiCorp, 5.8%, 1/15/2055	260,000	253,929
PG&E Corp., 7.375%, 3/15/2055	375,000	385,697
Public Service Co. of Colorado, 5.15%, 9/15/2035	1,000,000	1,015,326
Sempra, 4.125%, 4/1/2052	1,000,000	975,310
Sierra Pacific Power Co., 5.9%, 3/15/2054	240,000	244,521
Southwestern Public Service Co., 6.0%, 6/1/2054	435,000	453,347
		9,856,976
Total Corporate Bonds (Cost $93,470,709)		94,969,435

Mortgage-Backed Securities Pass-Throughs 22.4%
Federal Home Loan Mortgage Corp.:
3.0%, 4/1/2052	1,596,583	1,424,684
3.5%, with various maturities from 6/1/2028 until 9/1/2052	6,266,593	5,864,825
4.5%, 12/1/2040	22,277	22,354
5.5%, with various maturities from 6/1/2039 until 12/1/2054	4,352,517	4,452,531
6.0%, 1/1/2055	4,255,569	4,392,405
Federal National Mortgage Association:
2.5%, with various maturities from 10/1/2051 until 3/1/2052	3,080,295	2,636,433
3.0%, 5/1/2052	2,011,572	1,802,770
3.5%, with various maturities from 1/1/2046 until 12/1/2046	1,230,870	1,163,618
4.5%, 11/1/2043	129,676	129,383
5.5%, with various maturities from 2/1/2031 until 5/1/2055	7,176,178	7,373,453
6.0%, with various maturities from 7/1/2054 until 7/1/2055	24,187,228	24,929,422
Government National Mortgage Association, 4.5%, 7/15/2040	26,759	26,820
Total Mortgage-Backed Securities Pass-Throughs (Cost $53,573,178)		54,218,698

Asset-Backed 12.4%
Automobile Receivables 1.7%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032	157,792	158,438
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032	157,792	158,356
“C”, Series 2024-A, 144A, 6.022%, 5/17/2032	259,024	262,528
Avis Budget Rental Car Funding AESOP LLC:
“B”, Series 2024-2A, 144A, 5.57%, 10/20/2028	750,000	762,830
“D”, Series 2024-2A, 144A, 7.43%, 10/20/2028	400,000	407,838
“D”, Series 2023-8A, 144A, 7.52%, 2/20/2030	650,000	666,851
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.483% (c), 12/26/2031	109,661	110,050
Enterprise Fleet Financing LLC, “A4”, Series 2025-2, 144A, 4.58%, 12/22/2031	361,000	365,366

Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	750,000	764,647
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	305,172	308,259
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	156,963	159,350
		4,124,513
Home Equity Loans 0.2%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	178	178
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	425,253	429,445
		429,623
Miscellaneous 10.5%
Apidos CLO XL Ltd., “AR”, Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.255% (c), 7/15/2037	500,000	501,449
Apidos CLO XLVII Ltd., “C”, Series 2024-47A, 144A, 3 mo. USD Term SOFR + 2.35%, 6.208% (c), 4/26/2037	625,000	627,148
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.437% (c), 1/22/2038	500,000	500,636
Apidos CLO XXXIX Ltd., “D1R”, Series 2022-39A, 144A, 3 mo. USD Term SOFR + 2.6%, 6.77% (c), 10/21/2038	1,000,000	999,230
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	500,000	458,570
Bryant Park Funding Ltd., “AR”, Series 2023-21A, 144A, 3 mo. USD Term SOFR + 1.27%, 5.181% (c), 10/18/2038	1,500,000	1,500,511
CIFC Funding Ltd., “BR”, Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.557% (c), 1/22/2038	442,000	444,336
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	450,000	455,532
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	1,000,000	984,220
DB Master Finance LLC, “A2II”, Series 2025-1A, 144A, 5.165%, 8/20/2055 (b)	1,000,000	1,006,485
Domino's Pizza Master Issuer LLC, “A2II”, Series 2025-1A, 144A, 5.217%, 7/25/2055	818,000	827,229
Dryden 64 CLO Ltd., “C”, Series 2018-64A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.896% (c), 4/18/2031	1,200,000	1,200,920
Galaxy 34 CLO Ltd., “A”, Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.254% (c), 10/20/2037	500,000	501,187
Garnet CLO 3 Ltd., “B”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.52% (c), 10/20/2038 (b)	1,000,000	1,000,998
Hilton Grand Vacations Trust, “B”, Series 2024-2A, 144A, 5.65%, 3/25/2038	584,634	594,332
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	497,509	505,516
Jersey Mike's Funding LLC:
“A2”, Series 2025-1A, 144A, 5.61%, 8/16/2055	1,800,000	1,831,893
“A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	328,350	333,355
Lewey Park CLO Ltd., “A2”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.43% (c), 10/21/2037	500,000	500,889
Mosaic Solar Loan Trust:
“B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	223,707	176,730
“C”, Series 2023-1A, 144A, 8.48%, 6/20/2053	520,000	279,513
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	1,703,000	438,428
NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	326,136	319,318
OCP CLO Ltd., “B1”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.594% (c), 10/16/2037	500,000	501,294
OZLM XXIV Ltd., “A1AR”, Series 2019-24A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.306% (c), 7/20/2032	130,730	130,671
Palmer Square CLO Ltd., “C”, Series 2023-3A, 144A, 3 mo. USD Term SOFR + 2.9%, 6.784% (c), 1/20/2037	250,000	251,169
Race Point X CLO Ltd., “C2R”, Series 2016-10A, 144A, 3 mo. USD Term SOFR + 2.262%, 6.12% (c), 7/25/2031	759,634	760,730
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.605% (c), 1/15/2040	600,000	602,528

SERVPRO Master Issuer LLC, “A2”, Series 2025-1A, 144A, 5.525%, 10/25/2055 (b)	3,000,000	3,000,000
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.27% (c), 1/20/2038	1,000,000	996,951
Switch ABS Issuer LLC, “A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	500,000	501,823
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	1,875,000	1,870,827
TICP CLO XI Ltd., “AR”, Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.388% (c), 4/25/2037	500,000	501,159
Venture XXVII CLO Ltd., “AR”, Series 2017-27A, 144A, 3 mo. USD Term SOFR + 1.312%, 5.196% (c), 7/20/2030	10,968	10,973
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	300,000	308,922
		25,425,472
Total Asset-Backed (Cost $31,171,411)		29,979,608

Commercial Mortgage-Backed Securities 10.9%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	500,000	471,250
“C”, Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	500,000	468,750
BAHA Trust:
“A”, Series 2024-MAR, 144A, 5.972% (c), 12/10/2041	836,000	864,699
“B”, Series 2024-MAR, 144A, 6.841% (c), 12/10/2041	650,000	677,475
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	500,000	436,113
BPR Trust, “B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.297% (c), 9/15/2038	300,000	299,250
BX Trust:
“A”, Series 2019-OC11, 144A, 3.202%, 12/9/2041	1,000,000	946,469
“D”, Series 2019-OC11, 144A, 3.944% (c), 12/9/2041	750,000	710,195
CENT Trust, “A”, Series 2025-CITY, 144A, 4.92% (c), 7/10/2040	1,000,000	1,012,746
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	491,917
Extended Stay America Trust, “B”, Series 2025-ESH, 144A, 1 mo. USD Term SOFR + 1.6%, 5.75% (c), 10/15/2042	2,000,000	2,006,250
FREMF Mortgage Trust:
“B”, Series 2018-K75, 144A, 3.975% (c), 4/25/2051	1,000,000	986,558
“B”, Series 2018-K77, 144A, 4.16% (c), 5/25/2051	1,832,000	1,815,093
Hawaii Hotel Trust, “B”, Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 5.775% (c), 3/15/2042	250,000	250,156
Hudson Yards Mortgage Trust:
“A”, Series 2025-SPRL, 144A, 5.467% (c), 1/13/2040	190,000	196,705
“B”, Series 2025-SPRL, 144A, 5.758%, 1/13/2040	225,000	232,620
“C”, Series 2025-SPRL, 144A, 5.952% (c), 1/13/2040	1,135,000	1,173,230
ILPT Commercial Mortgage Trust, “D”, Series 2025-LPF2, 144A, 6.508%, 7/13/2042	1,000,000	1,017,038
IRV Trust, “C”, Series 2025-200P, 144A, 5.73% (c), 3/14/2047	476,000	481,298
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,750,000	1,470,613
“A”, Series 2016-NINE, 144A, 2.854% (c), 9/6/2038	500,000	491,951
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.289% (c), 6/15/2035	1,938,171	1,629,117
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.1% (c), 8/15/2038	495,860	493,048
MRCD Mortgage Trust, “B”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	155,000	129,038
Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	709,683
ROCK Trust:
“A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,643,000	1,686,238
“B”, Series 2024-CNTR, 144A, 5.93%, 11/13/2041	1,000,000	1,034,649
“C”, Series 2024-CNTR, 144A, 6.471%, 11/13/2041	450,000	467,813
“E”, Series 2024-CNTR, 144A, 8.819%, 11/13/2041	300,000	316,587
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	892,093

SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.475% (c), 2/15/2042	500,000	496,875
SYCA Commercial Mortgage Trust:
“A”, Series 2025-WAG, 144A, 5.258%, 11/10/2030	1,000,000	996,083
“B”, Series 2025-WAG, 144A, 5.694%, 11/10/2030	1,000,000	996,131
UBS Commercial Mortgage Trust, “A3”, Series 2017-C4, 3.301%, 10/15/2050	91,103	89,705
Total Commercial Mortgage-Backed Securities (Cost $26,227,477)		26,437,436

Collateralized Mortgage Obligations 7.5%
Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0% , 2/25/2037	96,701	48,283
Arroyo Mortgage Trust, “A1”, Series 2021-1R, 144A, 1.175% , 10/25/2048	1,377,669	1,243,342
Banc of America Mortgage Trust, “2A2”, Series 2004-A, 5.744% (c), 2/25/2034	29,487	29,086
Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 7.135% (c), 12/25/2035	42,496	43,688
CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75% , 8/25/2034	99,632	98,416
CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0% , 11/25/2035	191,345	41,125
Federal Home Loan Mortgage Corp.:
“DI”, Series 5011, Interest Only, 2.0%, 7/25/2050	4,669,587	634,849
“MI”, Series 5034, Interest Only, 2.0%, 11/25/2050	3,026,862	405,669
“MI”, Series 5135, Interest Only, 2.5%, 8/25/2051	7,944,965	895,322
“P”, Series 4916, 3.0%, 9/25/2049	1,363,032	1,255,797
“JI”, Series 5236, Interest Only, 4.0%, 2/25/2052	4,338,583	490,856
“6”, Series 233, Interest Only, 4.5%, 8/15/2035	50,076	6,260
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,079,283	947,989
“C2”, Series 432, Interest Only, 2.0%, 7/25/2037	4,805,711	318,298
“MS”, Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 10.05% (c), 5/25/2055	192,455	205,011
Government National Mortgage Association:
“GA”, Series 2021-122, 1.0%, 11/20/2047	1,022,303	830,705
“SA”, Series 2014-10, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 1.904% (c), 1/16/2044	1,220,070	125,327
“IO”, Series 2021-19, Interest Only, 2.0%, 1/20/2051	11,623,547	1,388,732
“ID”, Series 2023-151, Interest Only, 2.0%, 8/20/2051	7,594,771	942,209
“QI”, Series 2021-225, Interest Only, 2.5%, 12/20/2051	8,062,972	1,079,368
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	69,011	714
“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	671,872	136,642
“WI”, Series 2020-191, Interest Only, 4.5%, 12/20/2050	2,893,710	524,367
“ZT”, Series 2025-2, 4.5%, 5/20/2064	1,034,261	992,159
“AZ”, Series 2023-120, 5.5%, 8/20/2053	2,252,502	2,260,797
“SL”, Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 5.743% (c), 6/20/2055	242,402	248,731
JPMorgan Mortgage Trust:
“2A1”, Series 2006-A2, 5.231% (c), 4/25/2036	171,448	148,889
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.433% (c), 12/25/2054	639,642	638,238
Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 6.732% (c), 10/25/2033	56,375	55,532
RCKT Mortgage Trust, “A2”, Series 2024-INV2, 144A, 5.5% , 9/25/2054	969,501	974,690
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.333% (c), 7/25/2059	1,056,704	1,109,352
Total Collateralized Mortgage Obligations (Cost $18,262,631)		18,120,443

Government & Agency Obligations 7.8%
Sovereign Bonds 1.6%
African Development Bank, 5.875%, Perpetual	900,000	898,531
Brazil Government International Bond, 5.5%, 11/6/2030	635,000	648,113
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030	621,000	630,874

Indonesia Government International Bond, 5.65%, 1/11/2053	230,000	237,213
Mexico Government International Bond:
4.75%, 3/22/2031	538,000	533,911
5.375%, 3/22/2033	384,000	383,693
6.0%, 5/7/2036	440,000	450,252
		3,782,587
U.S. Government Sponsored Agencies 0.7%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	1,716,330
U.S. Treasury Obligations 5.5%
U.S. Treasury Bills:
3.521% (d), 8/6/2026 (e)	1,380,000	1,341,827
3.529% (d), 8/6/2026 (e)	50,000	48,617
U.S. Treasury Bonds:
4.625%, 2/15/2055	2,454,200	2,436,177
4.75%, 2/15/2045	3,294,000	3,339,807
U.S. Treasury Notes:
3.875%, 7/31/2030	2,157,700	2,173,798
4.25%, 8/15/2035	3,849,100	3,897,214
		13,237,440
Total Government & Agency Obligations (Cost 18,605,965)		18,736,357

	Shares	Value ($)

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $70,220)	315	750

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (g) (h) (Cost $2,012,188)	2,012,188	2,012,188

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.16% (g) (Cost $6,813,992)	6,813,992	6,813,992

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $250,207,771)	103.9	251,288,907
Other Assets and Liabilities, Net	(3.9)	(9,501,722)
Net Assets	100.0	241,787,185
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2025 are as follows:
Value ($) at 1/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (g) (h)
1,626,895	385,293 (i)	—	—	—	3,393	—	2,012,188	2,012,188
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.16% (g)
6,420,767	154,732,442	154,339,217	—	—	288,084	—	6,813,992	6,813,992
8,047,662	155,117,735	154,339,217	—	—	291,477	—	8,826,180	8,826,180

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2025 amounted to $1,943,120, which is 0.8% of net assets.

(b)	When-issued or delayed delivery securities included.
(c)
Variable or floating rate security. These securities are shown at their current rate as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At October 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At October 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2025	186	20,849,269	20,956,969	107,700
2 Year U.S. Treasury Note	USD	12/31/2025	152	31,672,188	31,652,813	(19,375)
5 Year U.S. Treasury Note	USD	12/31/2025	166	18,143,387	18,129,016	(14,371)
U.S. Treasury Long Bond	USD	12/19/2025	18	2,057,126	2,111,625	54,499
Ultra Long U.S. Treasury Bond	USD	12/19/2025	138	16,140,835	16,736,812	595,977
Total net unrealized appreciation						724,430
At October 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2025	112	12,779,212	12,934,250	(155,038)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$94,969,435	$—	$94,969,435
Mortgage-Backed Securities Pass-Throughs	—	54,218,698	—	54,218,698
Asset-Backed (a)	—	29,979,608	—	29,979,608
Commercial Mortgage-Backed Securities	—	26,437,436	—	26,437,436
Collateralized Mortgage Obligations	—	18,120,443	—	18,120,443
Government & Agency Obligations (a)	—	18,736,357	—	18,736,357
Warrants	—	—	750	750
Short-Term Investments (a)	8,826,180	—	—	8,826,180
Derivatives (b)
Futures Contracts	758,176	—	—	758,176
Total	$9,584,356	$242,461,977	$750	$252,047,083

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(188,784)	$—	$—	$(188,784)
Total	$(188,784)	$—	$—	$(188,784)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DTRBF-PH3